STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

January 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.7%
Australia - 5.5%
Ansell	136,734	[a]	2,891,885
Beach Energy	1,442,171	[a]	2,520,694
Charter Hall Retail REIT	703,653		2,197,626
Evolution Mining	1,881,215	[a]	4,720,102
IOOF Holdings	1,448,447	[a]	7,550,262
oOh!media	1,212,461	[a]	2,718,785
Shopping Centres Australasia Property Group	1,262,170		2,409,239
Webjet	571,365	[a]	4,390,689
Western Areas	2,243,021	[a]	3,795,584
			33,194,866
Austria - 1.5%
ams	86,875	[a]	3,534,242
BAWAG Group	86,791	[a,b]	3,752,621
Wienerberger	55,504	[a]	1,576,917
			8,863,780
Canada - 6.0%
Aecon Group	301,991		3,927,207
Air Canada	117,372	[a]	3,931,616
Aritzia	256,639	[a]	4,853,917
BRP	86,404		4,410,952
Centerra Gold	427,385	[a]	3,423,214
Cogeco Communications	50,036		3,928,321
Gibson Energy	146,054		2,931,233
Lundin Mining	711,071		3,728,905
Parex Resources	324,063	[a]	5,130,059
			36,265,424
Denmark - 1.9%
DFDS	69,330	[a]	2,906,118
GN Store Nord	52,748	[a]	2,619,276
Royal Unibrew	63,772	[a]	6,068,845
			11,594,239
Finland - .6%
TietoEVRY	114,342	[a]	3,727,823
France - 8.2%
Arkema	44,586	[a]	4,097,952
Covivio	56,849	[a]	6,756,171
Edenred	110,920	[a]	5,993,720
Eiffage	87,529	[a]	10,160,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
France - 8.2% (continued)
Korian	75,626	[a]	3,463,651
Maisons du Monde	164,609	[a,b]	2,200,788
Nexity	110,415	[a]	5,336,845
Plastic Omnium	89,676	[a]	2,253,889
Teleperformance	35,362	[a]	8,887,702
			49,151,251
Georgia - .6%
Bank of Georgia Group	178,890	[a]	3,569,859
Germany - 4.0%
Rheinmetall	47,033	[a]	5,048,116
Sixt	30,900	[a]	3,128,401
Stroeer SE & Co.	116,262	[a]	9,250,380
Talanx	131,063	[a]	6,557,524
			23,984,421
Hong Kong - .8%
Melco International Development	2,072,000	[a]	4,478,357
Ireland - 2.7%
Greencore Group	1,045,352		3,398,219
ICON	43,135	[a]	7,273,424
UDG Healthcare	543,189		5,359,648
			16,031,291
Isle Of Man - 1.1%
GVC Holdings	579,117	[a]	6,714,632
Italy - 5.2%
ANIMA Holding	1,006,228	[a,b]	4,774,287
ASTM	121,321	[a]	3,548,321
Buzzi Unicem	161,502	[a]	3,763,458
Iren	712,302	[a]	2,373,968
Italgas	1,189,952		7,914,269
Unipol Gruppo	1,691,868	[a]	8,624,563
			30,998,866
Japan - 25.1%
Adastria	113,700		2,228,314
Amano	76,100		2,206,568
Anritsu	330,000		6,374,670
Azbil	118,700		3,201,689
DTS	247,400		5,727,439
en-japan	197,500		7,873,092
FCC	190,900		3,832,780
GLP J-REIT	3,876		5,218,803
Internet Initiative Japan	111,100		3,097,736
Invincible Investment	11,607		5,871,779
Itochu Techno-Solutions	109,800		3,243,725
Japan Aviation Electronics Industry	247,100		4,373,043

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Japan - 25.1% (continued)
Japan Hotel REIT Investment	8,528		5,738,800
Jeol	120,900		3,899,365
Kamigumi	109,800		2,342,210
Kanamoto	202,400		4,997,032
KYOEI STEEL	139,400		2,437,661
Makino Milling Machine	91,900		3,428,132
Matsumotokiyoshi Holdings	216,300		8,676,495
Modec	230,800		5,240,846
NICHIAS	165,700		3,943,591
Nichirei	181,500		4,372,661
PALTAC	117,700		5,541,522
Rengo	564,600		3,963,574
Rohto Pharmaceutical	181,600		5,041,832
Round One	344,700		3,255,282
Sawai Pharmaceutical	60,500		3,935,085
Seino Holdings	377,300		4,813,362
TechnoPro Holdings	78,500		5,263,629
TIS	62,700		3,785,043
Tokai Carbon	228,600		2,072,809
Tomy	280,000		3,040,669
Toyoda Gosei	161,400		3,643,435
Yamato Kogyo	120,500		2,912,883
Zeon	497,500		5,285,160
			150,880,716
Luxembourg - .9%
Eurofins Scientific	10,060	[a]	5,419,937
Malta - .6%
Kindred Group, SDR	704,314		3,579,295
Netherlands - 4.3%
Arcadis	123,880	[a]	2,818,672
ASM International	58,330		7,082,198
OCI	160,418	[a]	2,764,497
Signify	301,769	[b]	10,050,691
TKH Group	59,090	[a]	3,122,510
			25,838,568
Norway - 1.7%
Leroy Seafood Group	488,738	[a]	3,158,826
Norway Royal Salmon	103,636	[a]	2,642,202
Storebrand	551,640	[a]	4,245,672
			10,046,700
Portugal - .3%
NOS	383,197	[a]	1,988,813
Singapore - 3.7%
AEM Holdings	2,023,400	[a]	2,739,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.7% (continued)
Singapore - 3.7% (continued)
BW LPG	183,324	[b]	1,483,405
IGG	3,499,000	[a]	2,435,350
Mapletree Industrial Trust	3,515,900		7,144,465
Mapletree Logistics Trust	6,272,240		8,450,981
			22,253,969
South Korea - 2.0%
CJ ENM	14,161	[a]	1,630,894
Dentium	49,387	[a]	2,009,794
DGB Financial Group	363,613	[a]	1,969,641
Hyundai Wia	41,297	[a]	1,477,365
KEPCO Plant Service & Engineering	101,874	[a]	3,201,331
Posco International	117,417	[a]	1,649,269
			11,938,294
Spain - 1.8%
Almirall	325,973	[a]	4,817,875
Euskaltel	649,286	[b]	6,114,797
			10,932,672
Sweden - .6%
Swedish Orphan Biovitrum	182,834	[a]	3,253,382
Switzerland - 5.5%
BKW	41,745	[a]	3,880,067
Julius Baer Group	108,746	[a]	5,436,174
Landis+Gyr Group	56,113	[a]	5,151,880
Logitech International	104,555	[a]	4,701,930
OC Oerlikon	498,831	[a]	5,322,372
Sulzer	24,402	[a]	2,697,955
Swissquote Group Holding	96,332	[a]	5,824,039
			33,014,417
United Kingdom - 10.8%
Aggreko	381,091	[a]	3,871,113
Auto Trader Group	502,541	[b]	3,696,378
Avast	1,245,746	[a,b]	6,975,014
Britvic	771,460		9,446,583
Cairn Energy	3,282,399	[a]	7,360,163
Dialog Semiconductor	97,678	[a]	4,306,950
Halma	159,478		4,433,424
Meggitt	525,376	[a]	4,699,396
NewRiver REIT	2,161,224		5,358,747
Pagegroup	865,865	[a]	5,243,307
Severn Trent	282,857		9,662,455
			65,053,530
United States - .3%
Nexteer Automotive Group	2,778,000	[a]	2,034,742
Total Common Stocks (cost $520,388,570)			574,809,844

Exchange-Traded Funds - .3%
United States - .3%
iShares MSCI EAFE Small-Cap ETF (cost $1,818,046)		30,037		1,799,517
	Preferred Dividend Yield (%)
Preferred Stocks - 1.6%
Germany - 1.6%
Sartorius	0.26	14,564	[a]	3,398,069
Schaeffler	5.73	646,469	[a]	6,504,349
Total Preferred Stocks (cost $9,303,192)				9,902,418
	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,092,128)	1.56	10,092,128	[c]	10,092,128
Total Investments (cost $541,601,936)		99.3%		596,603,907
Cash and Receivables (Net)		.7%		4,038,765
Net Assets		100.0%		600,642,672

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SDR—Swedish Depository Receipts

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $39,047,981 or 6.5% of net assets.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Small Cap Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	43,538,848	531,270,996	††	-	574,809,844
Equity Securities - Preferred Stocks	-	9,902,418	††	-	9,902,418
Exchange-Traded Funds	1,799,517	-		-	1,799,517
Investment Companies	10,092,128	-		-	10,092,128

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2020, accumulated net unrealized appreciation on investments was $55,001,971, consisting of $97,353,959 gross unrealized appreciation and $42,351,988 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.